Finance Leases - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Interest expense charged	$ 52,388	$ 62,714
Lease contract amount
Finance lease contracts, description	Leased property was received during 2010-2014.
Restrictive covenants on overdue principal amount	51,047
Interest Expense [Member]
Capital Leased Assets [Line Items]
Fines related to overdue payments under the lease agreements	5,561
Finance Lease Liabilities Current [Member]
Capital Leased Assets [Line Items]
Long-term finance lease liabilities	$ 174,413
U.S. Dollar [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	9.20%
Lease payments, maximum discount rate	13.20%
Euro [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	7.60%
Lease payments, maximum discount rate	26.40%
Russian Ruble [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	5.00%
Lease payments, maximum discount rate	26.10%